Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	ARRIVAL
Entity Central Index Key	0001835059
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	LU
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of Arrival (the “Company”) amends the Company’s Annual Report on Form 20-F for the year ended December 31, 2020 (the “Original 20-F”), which was filed with the Securities and Exchange Commission on April 30, 2021. The Company is filing this Amendment No. 1 solely to furnish Exhibit 101. Exhibit 101 includes information about the Company in eXtensible Business Reporting Language (XBRL).
Entity File Number	001-40286
Entity Address, Address Line One	1, rue Peternelchen
Entity Address, Address Line Two	L-2370 Howald
Entity Common Stock, Shares Outstanding	606,157,267
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1, rue Peternelchen
Entity Address, Address Line Two	L-2370 Howald
Contact Personnel Name	Daniel Chin
Ordinary shares [member]
Document Information [Line Items]
Trading Symbol	ARVL
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Warrants [member]
Document Information [Line Items]
Trading Symbol	ARVLW
Title of 12(b) Security	Warrants
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	20,112,500